Share-Based Payments - Summary of Recognized Share Based Payment Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Detailed Information About Recognized Share Based Payment Expenses [Abstract]
Director and employee services received	$ 3,897,638	$ 732,688	$ 685,409